Cover	Apr. 03, 2025
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On April 7, 2025, PMGC Holdings Inc. (the “Company”) filed a Current Report on Form 8-K (the “Original Report”) to report the entry into Amendment No. 2 to the Second Amended and Restated Consulting Agreement for Non-Executive Chairman between the Company and Northstrive Companies Inc. and Amendment No. 2 to the Second Amended and Restated Consulting Agreement for Non-Employee Chief Executive Officer between the Company and GB Capital Ltd, which disclosures were reported under incorrect heading, Item 3.01. This amendment is being filed to the Original Report to correct the numbered heading of such disclosure to Item 1.01 (Entry Into Material Definitive Agreement).
Document Period End Date	Apr. 03, 2025
Entity File Number	001-41875
Entity Registrant Name	PMGC Holdings Inc.
Entity Central Index Key	0001840563
Entity Tax Identification Number	33-2382547
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	c/o 120 Newport Center Drive
Entity Address, Address Line Two	Ste. 249
Entity Address, City or Town	Newport Beach
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92660
City Area Code	888
Local Phone Number	445-4886
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value
Trading Symbol	ELAB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Information, Former Legal or Registered Name	Elevai Labs Inc.